Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020
Income tax expense	$ 40,425	$ 15,244	$ 0		$ 87,882
Uncertain tax positions	0		$ 0	$ 0	0
Therapeutics Acquisition Corp.
Deferred tax asset				0	0
Income tax expense				0
Uncertain tax positions	0			0	0
Amounts accrued for the payment of interest and penalties	$ 0			$ 0	$ 0